Fair Value of Financial Instruments - Schedule of Fair Value of Financial Instruments Black-Scholes Option Model and Valuation Assumptions (Details)	3 Months Ended
Mar. 31, 2017 shares
Expected dividend yield	0.00%
Number outstanding	446,398
Minimum [Member]
Risk free interest rate	0.89%
Expected volatility	337.54%
Expected life (in years)	4 months 17 days
Maximum [Member]
Risk free interest rate	1.09%
Expected volatility	404.54%
Expected life (in years)	1 year